Summary of significant accounting policies - Agreement with Southern California Gas Company (Details) (Common stock, USD $)	0 Months Ended
Jun. 13, 2011
Common stock
Class of Stock [Line Items]
Redeemable common stock	$ 500,000
Redeemable common stock, redemption right maximum period	5 years